Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating Activities:
Profit before tax	¥ 1,555,030	¥ 654,246	¥ 1,207,789
Income taxes paid—net	(578,988)	(493,128)	(200,183)
Other operating activities—net	(796,114)	1,578,664	83,657
Net cash and cash equivalents provided by (used in) operating activities	(6,461,096)	3,066,127	1,036,630
Investing Activities:
Investments in associates and joint ventures	(343,504)	(36,164)	(350,938)
Other investing activities—net		(4)	(4)
Net cash and cash equivalents provided by (used in) investing activities	2,760,051	(4,530,784)	(816,554)
Financing Activities:
Proceeds from issuance of other equity instruments	468,762	409,972	698,552
Dividends paid to shareholders	(540,071)	(412,120)	(348,010)
Coupons paid to other equity instruments holders	(49,868)	(31,636)	(13,763)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(250,365)	(251,448)	(211,217)
Net cash and cash equivalents provided by (used in) financing activities	(191,020)	(612,300)	166,184
Payments for the principal portion of lease liabilities	(88,758)	(96,737)	(94,574)
Net increase (decrease) of cash and cash equivalents	(2,612,902)	(2,187,682)	2,093,571
Cash and cash equivalents at beginning of period	75,250,124	77,437,806	75,344,235
Cash and cash equivalents at end of period	72,637,222	75,250,124	77,437,806
Sumitomo Mitsui Banking Corporation and Other Subsidiaries [Member]
Investing Activities:
Loans provided to subsidiaries	(1,365,996)	(490,827)	(1,269,130)
SMFG [member]
Operating Activities:
Profit before tax	964,377	993,839	559,195
Income taxes paid—net	14,021	32,052	78,036
Other operating activities—net	(17,214)	(34,924)	63,260
Net cash and cash equivalents provided by (used in) operating activities	961,184	990,967	700,491
Investing Activities:
Investments in subsidiaries	(3,559)	(93,679)	(377,437)
Investments in associates and joint ventures		(507)	(26,962)
Other investing activities—net	(5,961)	(4,697)	(5,995)
Net cash and cash equivalents provided by (used in) investing activities	(1,375,516)	(589,710)	(1,679,524)
Financing Activities:
Net increase (decrease) of short-term borrowings from SMBC	(4,650)	(28,000)	220,000
Proceeds from issuance of long-term borrowings	3,198		1,263,169
Redemption of long-term borrowings	(8,000)	(13,000)	(1,259,255)
Proceeds from issuance of debt securities	2,142,650	1,403,275	1,260,767
Proceeds from issuance of other equity instruments	466,383	407,939	694,862
Redemption of debt securities	(1,238,587)	(1,255,520)	(564,970)
Redemption of other equity instruments	(85,000)
Dividends paid to shareholders	(540,071)	(412,120)	(348,010)
Coupons paid to other equity instruments holders	(49,868)	(31,636)	(13,763)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(250,365)	(251,448)	(211,218)
Net cash and cash equivalents provided by (used in) financing activities	435,389	(180,510)	1,041,582
Payments for the principal portion of lease liabilities	(301)
Net increase (decrease) of cash and cash equivalents	21,057	220,747	62,549
Cash and cash equivalents at beginning of period	530,273	309,526	246,977
Cash and cash equivalents at end of period	¥ 551,330	¥ 530,273	¥ 309,526